Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	COGO
Entity Registrant Name	COGO GROUP, INC.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	33,560,467

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash	$ 90,939	572,364	699,650
Pledged bank deposits	68,589	431,695	332,050
Accounts receivable, net	149,637	941,798	681,911
Bills receivable	6,338	39,889	31,001
Inventories	52,032	327,482	250,573
Income taxes receivable	307	1,932	2,478
Prepaid expenses and other receivables	8,184	51,507	49,338
Total current assets	376,026	2,366,667	2,047,001
Property and equipment, net	2,843	17,891	14,613
Intangible assets, net	24,485	154,105	83,499
Goodwill			175,436
Other assets	3,388	21,325	1,468
TOTAL ASSETS	406,742	2,559,988	2,322,017
Current liabilities:
Accounts payable	19,311	121,538	63,283
Bank borrowings	135,724	854,234	505,888
Income taxes payable	2,549	16,046	16,153
Accrued expenses and other liabilities	3,590	22,593	15,581
Total current liabilities	161,174	1,014,411	600,905
Deferred tax liabilities	4,040	25,427	13,777
Total liabilities	165,214	1,039,838	614,682
Equity:
Common stock Par value: USD0.01 Authorized: 200,000,000 shares Issued: 42,309,285 shares in 2011 and 41,181,529 shares in 2010 Outstanding: 33,560,467 shares in 2011 and 35,848,764 shares in 2010	531	3,340	3,332
Additional paid in capital	219,660	1,382,521	1,315,806
Retained earnings	89,013	560,234	716,839
Accumulated other comprehensive loss	(20,378)	(128,254)	(117,479)
Stockholders' Equity subtotal before Treasury Stock, Total	288,826	1,817,841	1,918,498
Less cost of common stock in treasury, 8,748,818 shares in 2011 and 5,332,765 shares in 2010	(50,847)	(320,025)	(226,495)
Total Cogo Group, Inc. equity	237,979	1,497,816	1,692,003
Noncontrolling interests	3,549	22,334	15,332
Total equity	241,528	1,520,150	1,707,335
Commitments and contingencies
TOTAL LIABILITIES AND EQUITY	$ 406,742	2,559,988	2,322,017

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, Par value	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	42,309,285	41,181,529
Common stock, Outstanding	33,560,467	35,848,764
Cost of common stock in treasury, shares	8,748,818	5,332,765

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Net revenue
Product sales	$ 564,737	3,554,401	2,554,991	2,066,815
Service revenue			34,527	29,401
Revenues, Total	564,737	3,554,401	2,589,518	2,096,216
Cost of sales
Cost of goods sold	(501,598)	(3,157,009)	(2,194,901)	(1,771,166)
Cost of services			(27,971)	(23,716)
Cost of Revenue	(501,598)	(3,157,009)	(2,222,872)	(1,794,882)
Gross profit	63,139	397,392	366,646	301,334
Selling, general and administrative expenses	(29,883)	(188,083)	(191,855)	(124,842)
Research and development expenses	(16,149)	(101,639)	(77,888)	(67,504)
Provision for doubtful accounts	(369)	(2,325)	(2)	(35,992)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment			43,676
Impairment loss of goodwill	(37,647)	(236,945)	(21,422)
Other operating income / (loss), net	(134)	(842)	463	116
Income / (loss) from operations	(21,043)	(132,442)	119,618	73,112
Interest expense	(3,202)	(20,152)	(9,407)	(1,963)
Interest income	2,372	14,928	14,693	14,490
Earnings / (loss) before income taxes and extraordinary item	(21,873)	(137,666)	124,904	85,639
Income tax expense	(1,836)	(11,553)	(11,849)	(9,207)
Income / (loss) before extraordinary item	(23,709)	(149,219)	113,055	76,432
Extraordinary item, net of nil tax				6,737
Net income / (loss)	(23,709)	(149,219)	113,055	83,169
Less net income attributable to noncontrolling interests	(1,174)	(7,386)	(680)	(2,945)
Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Earnings / (loss) per share attributable to Cogo Group, Inc.
Income / (loss) before extraordinary item	$ (0.67)	(4.22)	3.01	2.01
Extraordinary item				0.19
- Basic	$ (0.67)	(4.22)	3.01	2.2
Income / (loss) before extraordinary item	$ (0.67)	(4.22)	2.94	1.95
Extraordinary item				0.18
- Diluted	$ (0.67)	(4.22)	2.94	2.13
Weighted average number of common shares outstanding
- Basic	37,094,995	37,094,995	37,275,427	36,541,037
- Diluted	37,094,995	37,094,995	38,188,814	37,673,351
Amounts attributable to Cogo Group, Inc.
Income / (loss) before extraordinary item	(24,883)	(156,605)	112,375	73,487
Extraordinary item				6,737
Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Comprehensive income / (loss):
Net income / (loss)	(23,709)	(149,219)	113,055	83,169
Other comprehensive income / (loss), net of tax
Foreign currency translation adjustments	(1,773)	(11,159)	(10,486)	260
Comprehensive income / (loss)	(25,482)	(160,378)	102,569	83,429
Less comprehensive income, net of tax attributable to noncontrolling interests	(1,113)	(7,002)	(289)	(2,944)
Comprehensive income / (loss) attributable to Cogo Group, Inc.	$ (26,595)	(167,380)	102,280	80,485

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Extraordinary item, tax

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY
Beginning Balance at Dec. 31, 2008		1,409,455		3,196		1,146,840		524,240		(107,645)		(162,687)		5,511
Beginning Balance (in shares) at Dec. 31, 2008				35,231,661
Net income / (loss)		83,169						80,224						2,945
Foreign currency translation adjustments		260								261				(1)
Issuance of common stock pursuant to share-based compensation (in shares)				785,059
Issuance of common stock pursuant to share-based compensation		2,049		53		1,996
Share-based compensation		59,045				59,045
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)				118,205
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband		13,666		9		13,657
Purchase of treasury stock (in shares)				(364,900)
Purchase of treasury stock		(15,622)										(15,622)
Ending Balance at Dec. 31, 2009		1,552,022		3,258		1,221,538		604,464		(107,384)		(178,309)		8,455
Ending Balance (in shares) at Dec. 31, 2009				35,770,025
Net income / (loss)		113,055						112,375						680
Foreign currency translation adjustments		(10,486)								(10,095)				(391)
Issuance of common stock pursuant to share-based compensation (in shares)				1,102,193
Issuance of common stock pursuant to share-based compensation				74		(74)
Share-based compensation		69,250				69,250
Decrease in ownership interest of Comtech Broadband (note12(f))		31,680				16,472								15,208
Purchase of the remaining noncontrolling interest of Long Rise (note 7(d))						8,620								(8,620)
Purchase of treasury stock (in shares)				(1,023,454)
Purchase of treasury stock		(48,186)										(48,186)
Ending Balance at Dec. 31, 2010		1,707,335		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332
Ending Balance (in shares) at Dec. 31, 2010				35,848,764
Net income / (loss)	(23,709)	(149,219)						(156,605)						7,386
Foreign currency translation adjustments	(1,773)	(11,159)								(10,775)				(384)
Issuance of common stock pursuant to share-based compensation (in shares)				1,127,756
Issuance of common stock pursuant to share-based compensation				8		(8)
Share-based compensation		66,723				66,723
Purchase of treasury stock (in shares)				(3,416,053)
Purchase of treasury stock		(93,530)										(93,530)
Ending Balance at Dec. 31, 2011	$ 241,528	1,520,150	$ 531	3,340	$ 219,660	1,382,521	$ 89,013	560,234	$ (20,378)	(128,254)	$ (50,847)	(320,025)	$ 3,549	22,334
Ending Balance (in shares) at Dec. 31, 2011			33,560,467

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income / (loss)	$ (23,709)	(149,219)	113,055	83,169
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation expense	982	6,179	6,144	5,826
Amortization of intangible assets	4,549	28,631	21,803	28,521
Impairment loss of goodwill	37,647	236,945	21,422
Deferred income taxes	(750)	(4,723)	(5,331)	(4,500)
Loss on disposal of property and equipment	33	205	442	175
Extraordinary item (note 7(d))				(6,737)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(d))			(43,676)
Provision for doubtful accounts	369	2,325	2	35,992
Share-based compensation	10,601	66,723	100,930	59,045
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(44,954)	(282,935)	(77,065)	(155,560)
Bills receivable	(1,412)	(8,888)	(13,409)	(4,037)
Inventories	(13,399)	(84,331)	(109,267)	(50,309)
Prepaid expenses and other receivables	(3,595)	(22,629)	(22,706)	(6,665)
Income taxes receivable	71	450	(1,296)	(1,265)
Accounts payable	9,211	57,972	(15,919)	(26,382)
Income taxes payable	16	102	4,385	3,620
Accrued expenses and other liabilities	963	6,067	(1,772)	5,597
Net cash used in operating activities	(23,377)	(147,126)	(22,258)	(33,510)
Cash flows from investing activities:
Increase in pledged bank deposits	(18,097)	(113,898)	(220,359)
Payments for acquisitions of subsidiaries, net of cash acquired	(22,310)	(140,419)	(65,281)	(89,215)
Purchases of property and equipment	(1,594)	(10,035)	(6,895)	(2,429)
Net cash used in investing activities	(42,001)	(264,352)	(292,535)	(91,644)
Cash flows from financing activities:
Purchase of treasury stock	(14,860)	(93,530)	(48,186)	(15,622)
Proceeds from bank borrowings	60,664	381,816	400,469	119,486
Proceeds from exercises of stock warrants and options				2,049
Net cash provided by financing activities	45,804	288,286	352,283	105,913
Effect of exchange rate changes on cash	(650)	(4,094)	(5,160)	182
Net increase/(decrease) in cash	(20,224)	(127,286)	32,330	(19,059)
Cash at beginning of the year	111,163	699,650	667,320	686,379
Cash at end of the year	90,939	572,364	699,650	667,320
Supplementary cash flow information:
Interest paid	3,202	20,152	9,407	1,963
Income taxes paid	2,498	15,724	14,079	11,349
Non-cash investing activities:
Shares issued for Comtech Broadband acquisition consideration payable, included in other liabilities				13,666
Acquisition of Mega Smart included in accrued expenses and other liabilities (note 7(c))				122,415
Reduction of intangible assets upon reversal of contingent consideration payable in respect of Keen Awards (note 7(d))				26,803
Gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(d))			(54,178)

ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER
1.	ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER

(a)	Organization and nature of operations

Cogo Group, Inc. (the “Company”) and its subsidiaries (the “Group”) are principally engaged in the sale of component parts for electronic devices and equipment, such as liquid crystal display, cameras, persistent storage and peripheral devices for wireless handsets and fixed-line telecommunications, industrial business components and medical and healthcare equipment to customers in the People’s Republic of China (“PRC”) and other overseas countries. The Group also provides technology and engineering services, business process outsourcing and other related services in the PRC.

As of December 31, 2011, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of company	Place of incorporation or establishment	Attributable equity interest held	Principal activity
Comloca Technology (Shenzhen) Company Limited (“Comloca”)	PRC	100%	Location-based search business

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	70%	Sales of electronics components and related products

Comtech Communication Technology (Shenzhen) Company Limited (“Comtech Communication”)	PRC	100%	Sales of electronics components and related products

Comtech International (Hong Kong) Limited (“Comtech Hong Kong”)	Hong Kong	100%	Sales of electronics components and related products

Comtech Software Technology (Shenzhen) Company Limited (“Comtech Software”)	PRC	100%	Sales of electronics components and related products and research and development of software products

Epcot Multimedia Technology (SZ) Co. Ltd. (“Epcot”)	PRC	100%	Provision of media communication and collaboration platforms and solutions

Keen Awards Limited (“Keen Awards”)	Hong Kong	100%	Sales of technology components and provision of design and engineering services for integrated display technology solutions

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	100%	Sales of electronics components and related products (note a)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	100%	Sales of electronics components and related products (note a)

Name of company	Place of incorporation or establishment	Attributable equity interest held	Principal activity
Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	100%	Sales and development of industrial applications, microcontrollers and complementary products

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

Note a The Company exercises its control over Shenzhen Comtech, which in turn, has 95% equity interest in Shanghai E&T, through legal arrangements between Comtech (China) Holding Limited (“Comtech China”), a wholly-owned subsidiary of the Company, and Shenzhen Comtech’s legal shareholders (“Legal Shareholders”), Jeffrey Kang, CEO of the Group, Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group. In 2006, Jeffrey Kang executed an agreement to transfer his 99% equity interest in Shenzhen Comtech to Honghui Li. The Legal Shareholders agreed to hold the equity interest in Shenzhen Comtech on behalf of Comtech China, and waived their full rights and risks of ownership of the equity interests in favor of Comtech China.

The legal shareholders of Shanghai E&T is Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and is bound by similar legal arrangements with Comtech China relating to his holding of 5% equity interest in Shanghai E&T on behalf of Comtech China waiving his full rights and risks of ownership of the equity interests in favor of Comtech China.

(b)	Redomestication merger

The Company was incorporated in the Cayman Islands on April 12, 2011under the name of “Cogo Group Cayman, Inc.” for the sole purpose of effectuating the redomestication of the Company’s predecessor, Cogo Group, Inc., a Maryland corporation (“Cogo Maryland”).

The redomestication merger was approved by the shareholders of Cogo Maryland on July 25, 2011, pursuant to which each new ordinary share in the common stock of the Company was issued in exchange for one share of common stock of Cogo Maryland held by the shareholders. The redomestication became effective August 4, 2011. After the closing of the redomestication merger, the Company changed its name to Cogo Group, Inc. and Cogo Maryland ceased to exist.

The Company’s consolidated financial position, results of operations and cash flows included in the accompanying consolidated financial statements for periods before August 4, 2011 relate to those of the Company’s predecessor, Cogo Maryland.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

(a)	Principle of Consolidation

The consolidated financial statements include the accounts of Cogo Group, Inc. and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount of property and equipment, goodwill and intangible assets; the allocation of the purchase price for the Company’s acquisitions; the collectibility of accounts receivable; the realizability of deferred tax assets and inventories; fair value of share-based compensation; the useful lives and salvage values of property and equipment; and amounts recorded for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

(c)	Foreign Currency Transactions and Translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the U.S. dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC and Hong Kong is the RMB and Hong Kong dollar (“HKD”), respectively. Prior to cessation of Cogo Maryland, the functional currency of Cogo Maryland was USD. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at each balance sheet date. The net foreign currency exchange gain / (loss) amounted to RMB(3,352) (USD(533)), RMB(2,954) and RMB14,381 for the years ended December 31, 2011, 2010 and 2009, respectively, are included in ‘Selling, general and administrative expenses’ in the consolidated statements of income and comprehensive income.

Gains and losses resulting from translation of the financial statements of the Company and the Company’s subsidiaries in Hong Kong into the RMB reporting currency are recorded as a separate component of accumulated other comprehensive loss within equity.

For the convenience of the readers, the December 31, 2011 RMB amounts, included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.0000 RMB6.2939, representing the rate quoted by the People’s Bank of China at the close of business on December 31, 2011. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any particular rate or at all.

(d)	Cash and Pledged Bank Deposits

Cash consists of cash on hand, cash in bank accounts and interest-bearing savings accounts. Cash deposits that are restricted as to withdrawal or pledged as security, are disclosed separately on the face of the consolidated balance sheet, and not included in the total cash for the purpose of the consolidated statements of cash flows.

(e)	Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on a review of specifically identified accounts and aging data. The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis.

Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s subsidiaries in the PRC are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for the deductibility of such write-offs only when sufficient evidence is available to prove the debtors’ inability to make payments. For financial reporting purposes, the Group generally records write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is provided and the time the doubtful accounts and the related allowance are written off.

Apart from those disclosed in note 16(d) and 16(e), the Group does not have any off balance-sheet credit exposure related to its customers.

(f)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

(g)	Long-lived Assets

Property and Equipment and Intangible Assets

Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month

Property and equipment and intangible assets subject to depreciation/amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset. Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The goodwill impairment test is a two-step test. Under the first step, the fair value of a reporting unit is compared with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. However, if the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Group must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of each of the Group’s reporting units is determined using a combination of the market and income approaches. For the years ended December 31, 2011 and 2010, impairment loss amounted to RMB236,945 (USD37,647) and RMB21,422, respectively. For the year ended December 31, 2009, no impairment loss was recorded. See note 8.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of income and comprehensive income in the period that includes the enactment date or date of change in tax rate. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a component of income tax expense in the consolidated statements of income and comprehensive income.

(i)	Revenue Recognition

Product Sales

The Company recognizes revenue at the point in time when the components are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Sales of components represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Service Revenue

Revenue for services is generally recognized when services are performed.

(j)	Research and Development and Advertising

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB101,639 (USD16,149), RMB77,888 and RMB67,504 for the years ended December 31, 2011, 2010 and 2009, respectively. Advertising costs amounted to RMB334 (USD53), RMB157 and RMB59 for the years ended December 31, 2011, 2010 and 2009, respectively.

(k)	Shipping and Handling Fees and Costs

Costs incurred by the Group for shipping and handling, including costs paid to third-party transportation companies, to transport and deliver products to customers, are included in “selling, general and administrative expenses”. Shipping and handling fees and costs amounted to RMB12,432 (USD1,975), RMB9,798 and RMB7,749 for the years ended December 31, 2011, 2010 and 2009, respectively.

(l)	Share-based Compensation

The Group applies ASC 718, Compensation- Stock Compensation to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period.

Share-based compensation expense amounted to RMB66,723 (USD10,601), RMB100,930 and RMB59,045 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Group currently uses authorized shares and shares of a subsidiary to satisfy share award exercises.

(m)	Earnings / (loss) per Share

Basic earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common stock outstanding during the year, including contingently issuable shares when all necessary conditions for the issuance have been satisfied. Diluted earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common and, if applicable, dilutive potential common shares outstanding during the year. Dilutive potential common shares consist of common shares issuable upon the exercise of stock options, non-vested equity share units, including performance shares, warrants using the treasury stock method. Dilutive potential common shares also includes common shares issuable in connection with a business combination upon resolution of contingencies based on the number of such shares that would be issuable at the end of the year assuming it was the end of the contingency period.

(n)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(o)	Recently Issued Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-11, an update to ASC 210, Balance sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, an update to ASC 210, Balance Sheet - Disclosures about Offsetting Assets and Liabilities. The FASB issued this ASU in conjunction with the International Accounting Standards Board’s (“IASB”) issuance of amendments to Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to International Financial Reporting Standards (“IFRS”)7). ASU 2011-11 requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS while retaining the existing offsetting models under U.S. GAAP and IFRS. For the Company, ASU 2010-11 is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. Since this standard impacts disclosure requirements only, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2011-05, an update to ASC 220, Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, Comprehensive Income - Presentation of Comprehensive Income. ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 permits entity to present the components of net income and comprehensive income in either one or two consecutive financial statements and eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. For the Company, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Retrospective application is required and early adoption is permitted. Since the standard impacts presentation and disclosure requirements only, the adoption is not expected to have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2011-04, an update to ASC820, Fair Value Measurements and Disclosures

In May 2011, the FASB issued ASU 2011-04, an update to ASC 820, Fair Value Measurements and Disclosures – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 is issued to provide largely identical guidance about fair value measurement and disclosure requirements with the IASB’s new IFRS 13, Fair Value Measurement. ASU 2011-04 provides guidance about how fair value should be applied where it already is required or permitted under U.S. GAAP and most of changes are clarifications of existing guidance or wording changes to align with IFRS 13. ASU 2011-04 requires a reporting entity to disclose a change, if any, in valuation technique and related inputs that result from applying the ASU and to quantify the total effect, if practicable in period of adoption. For the Company, ASU 2011-04 is effective prospectively for interim and annual periods beginning after December 15, 2011. The adoption of this standard is not expected to have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2010-29, an update to ASC 805, Business Combination

In December 2010, the FASB issued ASU 2010-29, Business Combination (ASC 805): Disclosure of Supplementary Pro Forma Information for Business Combination. ASU 2010-29 requires disclosure about pro forma information including revenues and earnings of the combined entity within the notes to the financial statements and pro forma information be presented as if business combination occurred at the beginning of the prior annual reporting period for purposes of calculating both the current and prior reporting period pro forma financial information. ASU 2010-29 also requires that the disclosure be accompanied by narrative description of the amount and nature of material nonrecurring pro forma adjustment. For the Company, ASU 2010-29 is effective for business combinations with effective dates on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Prospective application is required with early adoption permitted. The Company adopted the provisions of this standard prospectively to business combinations with effective dates on or after January 1, 2011. Since this standard impacts disclosure requirements only, its adoption did not have a material impact on the Company’s consolidated results of operations or financial condition.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	2011	2011	2010
	USD	RMB	RMB
Accounts receivable	161,651	1,017,415	755,203

Less: allowance for doubtful accounts	(12,014)	(75,617)	(73,292)
	149,637	941,798	681,911

An analysis of the allowance for doubtful accounts is as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Balance at the beginning of year	11,645	73,292	73,306	37,314
Additional allowance for doubtful accounts	477	3,000	2	35,992
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	(16)	—
Write back on allowance for doubtful accounts	(108)	(675)	—	—
Balance at the end of year	12,014	75,617	73,292	73,306

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

In 2010, the Group entered into a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) (see note 9) in which certain accounts receivable were transferred with recourse to BOC. Under the factoring agreement, BOC pays an amount net of discount to the Group and collects the factored accounts receivable balances directly from customers. The discount costs 2.7% to 3.1% of the balance transferred and is included in “interest expense”. The Group records the transfers of accounts receivable pursuant to the factoring agreement as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. As of December 31, 2011 and 2010, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.

For the years ended December 31, 2011 and 2010, the Group received proceeds from the sale of accounts receivable amounting to RMB660,230 (USD104,900) and RMB455,437, respectively. There was no sale of accounts receivable for the year ended December 31, 2009. In addition, the Group recorded interest expense amounting to RMB4,720 (USD750) and RMB1,852 in respect of the accounts receivable factored for the years ended December 31, 2011 and 2010. As of December 31, 2011 and 2010, the Group has derecognized factored accounts receivable amounting to RMB259,309 (USD41,200) and RMB188,042, respectively, in accordance with ASC 860.

BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2011
BILLS RECEIVABLE
4.	BILLS RECEIVABLE

To reduce the Group’s credit risk, the Group requires certain customers to pay for the sale of the Group’s products by bills receivable. Bills receivable are short-term notes receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from 3 to 6 months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

In certain circumstances, the Group has arranged to transfer with recourse certain of its bills receivable to banks. Under this discounting arrangement, the bank pays a discounted amount to the Group and collects the amounts owed from the customers’ banks. The discount costs 1.0% to 4.5% of the balance transferred, which is recorded as “interest expense”.

For the years ended December 31, 2011, 2010 and 2009, the Group received proceeds from the sale of bills receivable amounting to RMB51,737 (USD8,220), RMB22,911 and RMB72,613, respectively. In addition, the Group recorded discounts amounting to RMB1,187 (USD189), RMB210 and RMB479 in respect of the bills receivable sold for the years ended December 31, 2011, 2010 and 2009, respectively.

For bills receivable sold to banks that the Group has surrendered control, the Group derecognized the discounted bills receivable pursuant to the provisions of ASC 860. As of December 31, 2011 and 2010, the Group has derecognized discounted bills receivable amounting to RMB12,162 (USD1,932) and RMB2,158, respectively in accordance with ASC 860.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	2011	2011	2010
	USD	RMB	RMB
Raw materials	117	733	162
Finished goods	51,915	326,749	250,411
Total	52,032	327,482	250,573

Inventories amounting to RMB63 (USD10), RMB9,600 and RMB6,365 were written off during the years ended December 31, 2011, 2010 and 2009, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment is stated at cost less depreciation and if applicable, impairment.

Property and equipment consists of the following:

	2011	2011	2010
	USD	RMB	RMB
Property	266	1,671	1,671
Machinery	600	3,780	3,732
Furniture and office equipment	5,382	33,874	30,301
Motor vehicles	2,010	12,649	6,981
Total	8,258	51,974	42,685
Less: accumulated depreciation	(5,415)	(34,083)	(28,072)
Property and equipment, net	2,843	17,891	14,613

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 is as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Cost of sales	7	41	36	139
Selling, general and administrative expenses	746	4,697	4,418	3,776
Research and development expenses	229	1,441	1,690	1,911
Total	982	6,179	6,144	5,826

ACQUISITIONS AND EXTRAORDINARY ITEM	12 Months Ended
Dec. 31, 2011
ACQUISITIONS AND EXTRAORDINARY ITEM
7.	ACQUISITIONS AND EXTRAORDINARY ITEM

(a)	2011 Acquisition

MDC Tech International Holdings Limited (“MDC”)

On January 31, 2011, the acquisition date, the Group acquired 100% of the outstanding shares of MDC and thereby obtained control of MDC and its subsidiary for a consideration of USD22,000 (equivalent to RMB145,237 as of the acquisition date). The purchase consideration would be paid over twelve months in four equal installments on or before the last business day of each of the four fiscal quarters of the Company for the year ended December 31, 2011, and was fully settled during the year. In light of the installment schedule, the Group has recorded the purchase consideration on a discounted basis, which amounted to USD21,869 (equivalent to RMB144,372 as of the acquisition date).

The principal activities of MDC and its subsidiary are the distribution of medical and healthcare equipment in the PRC, and the development of industrial applications on energy saving modules in the PRC.

The acquisition of MDC was accounted for by the Group as a purchase business combination in accordance with ASC 805, Business Combinations. The acquisition of MDC resulted in the recognition of goodwill of RMB61,509 and the recording of net identifiable assets of RMB82,863 at the date of acquisition. Recognized intangible assets relate to order backlog, customer relationships, non-compete agreements and proprietary technology which have a total weighted-average useful life of 8.9 years from the date of acquisition. Goodwill and the amortization of these intangible assets are not deductible for tax purposes.

The acquisition is expected to support the expansion of the Company’s industrial business in the PRC and the medical equipment and system sales in the PRC. Goodwill recorded in connection with the acquisition was attributed by (1) synergy to expand MDC’s operation and business on the established platform, industry knowledge and experience of the Group and the experience of the Group in providing module reference design and solutions of industrial applications on energy saving modules to customers; (2) expected future additional sales orders from new customers approachable by MDC after the acquisition, but for which MDC alone do not have sufficient resources to carry out such businesses; and (3) the expected outlook in the PRC medical and healthcare equipment and industrial application market with the PRC government stimulus package.

The purchase price allocation is as follows:

	USD	RMB
Intangible assets
– order backlog	652	4,305
– customer relationships	7,700	50,833
– non-compete agreements	6,500	42,911
– proprietary technology	180	1,188
Goodwill	9,317	61,509
Deferred tax liabilities	(2,480)	(16,374)

Net asset acquired	21,869	144,372

The amount of revenue for MDC since the acquisition date included in the consolidated income statement from January 31, 2011 to December 31, 2011 is RMB115,296 (USD18,319).

Unaudited proforma financial information

The following unaudited proforma financial information represents the combined results of operations of the Group as if the acquisition of MDC had occurred as of January 1, 2010. The unaudited proforma information is not necessarily indicative of what the Company’s consolidated results of operations actually would have been had it completed the acquisition as of January 1, 2010. In addition, the unaudited proforma financial information does not attempt to project the future results of operations of the Group.

	Year ended December 31
	2011	2011	2010
	USD (unaudited)	RMB (unaudited)	RMB (unaudited)
Net revenue	564,737	3,554,401	2,632,103
Income / (loss) from operations	(21,264)	(133,836)	117,266
Net income / (loss) attributable to Cogo Group, Inc.	(25,065)	(157,759)	110,528
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic	(0.68)	(4.25)	2.97
Diluted	(0.68)	(4.25)	2.89

(b) 2010 Acquisition

The Group made no acquisitions during the year ended December 31, 2010.

(c) 2009 Acquisition

Mega Smart Group Limited (“Mega Smart”)

On May 30, 2009, the acquisition date, the Group acquired 100% of the outstanding shares of Mega Smart and thereby obtained control of Mega Smart and its subsidiary for a consideration of RMB122,866. The purchase consideration would be paid in thirteen installments. The first installment was RMB40,955, which was payable within three months of May 30, 2009. The subsequent amount of RMB81,911 is payable over twelve equal monthly installments of RMB6,826 one month following the first installment. In light of the installment schedule, the borrowing rate adopted reflects the normal borrowing rate that the Group can obtain for transactions with similar terms over the payment period and calculated the fair value of the purchase consideration as RMB122,415.

The principal activities of Mega Smart and its subsidiary are the development of the industrial applications component business in China.

The acquisition of Mega Smart was accounted for by the Group as a purchase business combination in accordance with ASC 805. The acquisition of Mega Smart resulted in the recognition of goodwill of RMB83,647 and the recording of net identifiable assets of RMB38,768 at the date of acquisition. Recognized intangible assets relate to supplier relationships, customer relationships, non-compete agreements and proprietary technology which have a total weighted-average useful life of 7.5 years from the date of acquisition. Goodwill and the amortization of these intangible assets are not deductible for tax purposes.

The acquisition was expected to support the expansion of the Company’s industrial applications component business in China. Goodwill is attributed by (1) synergy to expand Mega Smart’s operation and business on the established platform, industry knowledge and experience of the Group; (2) assembled workforce including engineers and management; and (3) the expected outlook in the PRC industrial application market with the PRC government stimulus package.

Management increased the fair value of acquired proprietary technology from RMB2,048 as of May 30, 2009 (the “acquisition date”) to RMB6,145 due to the refinement of the valuation for the year ended December 31, 2009. Accordingly, the related deferred tax liabilities were increased by RMB676. The impact of all changes were charged to goodwill and resulted in the reduction of goodwill by RMB3,421 for the year ended December 31, 2009.

The impact of the purchase price allocation after refinement is as follows:

RMB
Intangible assets
– supplier relationships	8,876
– customer relationships	24,580
– non-compete agreements	10,925
– proprietary technology	6,145
Goodwill	80,226
Deferred tax liabilities	(8,337)
Net asset acquired	122,415

Unaudited proforma financial information

The following unaudited proforma financial information represents the combined results of operations of the Group as if the acquisition of Mega Smart had occurred as of January 1, 2009. The unaudited proforma information is not necessarily indicative of what the Company’s consolidated results of operations actually would have been had it completed the acquisition as of January 1, 2009. In addition, the unaudited proforma financial information does not attempt to project the future results of operations of the Group.

2009
RMB (unaudited)
Net revenue
Product sales	2,107,743
Services revenue	29,401
2,137,144
Income from operations	75,806
Net Income attributable to Cogo Group, Inc.	82,475
Earnings per share attributable to Cogo Group, Inc.
Basic	2.26
Diluted	2.19

(d) Other acquisitions, net gain and extraordinary income

Long Rise

On July 31, 2008, the Group entered into a share purchase agreement (the “Original Agreement”) to purchase 70% of the outstanding shares of Long Rise Holdings Limited (“Long Rise”) and its subsidiary, Rise Year, for a consideration of RMB60,921 payable in cash, none of which is contingent. The purchase agreement did not include a fixed payment schedule, and as a result the acquisition price was deemed to be payable on demand. The Company and the selling shareholders of Long Rise agreed that the consideration could be held back by the Company to settle any claims that might arise for contractual warranties and for any misrepresentations made to the Company. The Company paid approximately RMB3,485, RMB476 and RMB550 in 2008, 2009 and 2010, respectively. In 2010, the Company entered into a supplementary agreement as stated below and the remaining consideration payable was discharged as of December 31, 2010. Therefore, the Company did not make any payment from 2011 onwards.

The acquisition of Long Rise was accounted for by the Group as a purchase business combination in accordance with Statements of Financial Accounting Standards (“SFAS”) No. 141, Business Combinations (“SFAS No.141”). The acquisition of Long Rise resulted in the recognition of goodwill of RMB21,422 and recording net identifiable assets of RMB39,499 at the date of acquisition. Recognized intangible assets relate to customer relationships, non-compete agreements and proprietary technology which have a weighted-average useful life of 3.9 years from the date of acquisition. Goodwill and the amortization of these intangible assets are not deductible for tax purposes. Purchased in-process research and development of RMB4,390 was also recognized as an intangible asset and was expensed upon acquisition because technological feasibility had not been established and no future alternative uses exist. This amount is included in research and development expense.

The following table summarizes the amounts assigned to each major asset acquired and liability assumed at the date of acquisition.

RMB
Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Intangible assets
– customer relationships	10,671
– non-compete agreements	13,527
– in-process research and development	4,390
– proprietary technology	5,959
Goodwill	21,422
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interest	(4,255)
Purchase price allocated	60,921

In 2010, the Company and the selling shareholders of Long Rise renegotiated certain clauses in the Original Agreement. On December 31, 2010, the Company and the selling shareholders of Long Rise signed a supplementary agreement (the “Supplementary Agreement”) in which the selling shareholders of Long Rise discharged the Group’s obligation to pay the outstanding payable for the acquisition of Long Rise of RMB54,178 and transferred the remaining 30% equity interest in Long Rise to the Group for no consideration and the Group agreed to release the selling shareholders of Long Rise from the non-compete agreements. As a result of the Supplementary Agreement, the Company recognized a net gain on settlement relating to the acquisition of Long Rise before goodwill impairment of RMB43,676 in the consolidated statement of income and comprehensive income for the year ended December 31, 2010 summarized as follows:

RMB
Adjustment to the purchase consideration	54,178
Disposal of the non-compete agreements	(2,630)
Impairment losses of customer relationships and proprietary technology	(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	43,676

As a result of the above arrangements, the Company compared the carrying value of the customer relationships and proprietary technology to the undiscounted cash flows expected to be generated from those assets. For those customer relationships and proprietary technology for which the carrying amount was larger than its estimated undiscounted cash flow, the Company recorded an impairment charge to the extent the carrying amounts of customer relationships and proprietary technology exceeded their respective fair values. As a result, the carrying amount of RMB7,872 of customer relationships and proprietary technology were fully impaired during the year ended December 31, 2010.

In addition, as a result of the above arrangements, management revised its future cash flow expectations for its business in the reporting unit relating to Long Rise. Since the carrying value exceeded the fair value of this reporting unit, which was determined by a discounted cash flow model, a second step of the goodwill impairment test was performed to measure the impairment loss based on any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Accordingly, the Company recognized an impairment loss of RMB21,422 in relation to the reporting unit relating to Long Rise during the year ended December 31, 2010. As a result, the carrying amount of the goodwill relating to Long Rise was fully impaired.

Keen Awards

The Group entered into a share purchase agreement on August 1, 2007 to purchase all the outstanding common shares of Keen Awards, for a consideration of approximately RMB150,924 payable in cash, common stock of the Company and the common stock of Keen Awards, all of which were contingently payable at various dates upon achieving certain agreed earnings levels over the two year period following the acquisition. The sum of the fair market values of the identifiable assets acquired less liabilities assumed which amounted to RMB63,032 exceeded the acquisition cost, excluding the contingent consideration by RMB63,032, resulting in negative goodwill. Since the contingent consideration could result in recognition of additional purchase price in a future period, the Company recognized, as if it were a liability, an amount equal to the lesser of the maximum of the amount of the contingent consideration and the total amount of negative goodwill. Accordingly, the amount of the negative goodwill of RMB63,032 was recognized as if it were a liability at the date of acquisition.

Subsequent to the initial recognition, the Company made total cash payments in relation to the contingent consideration for the acquisition of Keen Awards of RMB33,914. The consideration recognized of RMB63,032 for the Keen Awards acquisition was contingently payable in cash. In addition to the contingent cash payment recognized, the agreement includes additional contingent payments of:

·	an additional RMB27,522 in cash;

·	287,770 shares with an assigned fair value of RMB30,185 at acquisition date; and

·	a 20% equity interest in Keen Awards with an assigned fair value of RMB30,185 at acquisition date.

Based on the terms of the Keen Awards acquisition agreement, the Company was first required to settle the cash contingent consideration until all cash payments are settled, followed by the issuance of the shares of the Company and finally, the issuance of 20% of the shares in Keen Awards. However, the contingent consideration recognized was restricted to the lesser of the maximum of the amount of the contingent consideration and the total amount of negative goodwill. Therefore, the Company was not required to recognize the fair value of any of the shares contingently issuable for the acquisition of Keen Awards.

On August 28, 2009, the Company and the seller of Keen Awards agreed that the contingency in respect of the acquisition for Keen Awards was resolved and it was also determined that no further consideration was payable. Therefore, because the amount of contingent consideration recognized, as if it were a liability, exceeded the amount settled, the excess of RMB29,118 was first allocated to reduce the assets acquired being the intangibles asset of RMB26,803 net of deferred taxation of RMB4,422 and remaining amount of RMB6,737 was recognized as an extraordinary gain in the consolidated statements of income and comprehensive income.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
8.	GOODWILL AND INTANGIBLE ASSETS

(a)	Goodwill

The changes in the carrying amount of our goodwill, by segment, for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Product sales	Service revenue	Total
	RMB	RMB	RMB
Balance as of January 1, 2009
Goodwill	73,247	47,649	120,896
Accumulated impairment losses	(4,264)	—	(4,264)
	68,983	47,649	116,632
Acquisition of Mega Smart	83,647	—	83,647
Adjustment on goodwill of Mega Smart (note a)	(3,421)	—	(3,421)
Balance as of December 31, 2009
Goodwill	153,473	47,649	201,122
Accumulated impairment losses	(4,264)	—	(4,264)
	149,209	47,649	196,858
Impairment loss of Long Rise (note 7(d))	(21,422)	—	(21,422)
Balance as of December 31, 2010
Goodwill	153,473	47,649	201,122
Accumulated impairment losses	(25,686)	—	(25,686)
	127,787	47,649	175,436
Acquisition of MDC (note 7(a))	61,509	—	61,509
Impairment loss (note 8(c))	(189,296)	(47,649)	(236,945)
Balance as of December 31, 2011
Goodwill	214,982	47,649	262,631
Accumulated impairment losses	(214,982)	(47,649)	(262,631)
	—	—	—
Balance as of December 31, 2011 (in USD)	—	—	—

Note a Goodwill arising from the acquisition of Mega Smart was adjusted in 2009 on completion of the assessment of the estimated discounted cash flows in relation to the proprietary technology acquired.

(b)	Intangible Assets

The Company reviews long-lived assets, including its intangible assets subject to amortization, which for the Company are its customer relationships, supplier relationships, proprietary technology, proprietary designs, website and software asset, non-compete agreements, license agreement and order backlog, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceed the fair value of the assets.

As of December 31, 2011 and 2010, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—
Total	305,373		151,268	154,105
Total (in USD)	48,519		24,034	24,485

	As of December 31, 2010
	Gross carrying amount	Impairment / disposal of intangible assets of Long Rise (note 7(d))	Adjusted carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB	Years	RMB	RMB
Customer relationships	143,939	5,513	138,426	5 to 10	75,271	63,155
Supplier relationships	8,876	—	8,876	11.5	1,222	7,654
Proprietary technology	18,713	2,359	16,354	3 to 6.5	11,705	4,649
Proprietary designs	1,627	—	1,627	3	1,627	—
Website and software asset	575	—	575	3	575	—
Non-compete agreements	41,659	2,630	39,029	1 to 6	30,988	8,041
License agreement	1,249	—	1,249	2	1,249	—

Total	216,638	10,502	206,136		122,637	83,499

Amortization expense for intangible assets for the years ended December 31, 2011, 2010 and 2009 of RMB28,631 (USD4,549), RMB21,803 and RMB28,521 was included in selling, general and administrative expenses, respectively. Estimation amortization expense for the next five years is: RMB22,595 in 2012, RMB25,295 in 2013, RMB25,295 in 2014, RMB24,154 in 2015 and RMB20,263 in 2016.

(c)	Impairment of goodwill

As a result of the continued significant decline in the price of the Company’s shares of common stock in 2011, the Company’s aggregate market value was significantly lower than the aggregate carrying value of the Company’s reporting units. Accordingly, the Company determined that the carrying amounts of goodwill exceeded their respective implied fair values of nil and recorded a goodwill impairment charge of RMB236,945 (USD37,647). The goodwill impairment charge did not impact debt covenants compliance under the Company’s existing credit facility.

PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES	12 Months Ended
Dec. 31, 2011
PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES
9.	PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), BOC, Guangdong Development Bank Holdings Company Limited (“GDB”) and the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”). As of December 31, 2011 and 2010, the aggregate credit limit of these facilities amounted to RMB1,431,862 (USD227,500) and RMB886,233, respectively. These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3. The credit limit and the respective secured deposits for the accounts receivable factoring agreement shares the same credit limit with the banking facility with BOC.

The Group’s banking facilities contain various covenants, including the Group’s consolidated net borrowing ratio not exceeding 0.25 times and the Company maintaining a tangible net worth of not less than RMB1,000,000 (USD158,884). Other conditions include the Company’s Chief Executive Officer remaining as the single largest beneficial owner of the Company and Chairman of the Board of Directors and actively involving in the management of the Group, the Company remaining as listed in NASDAQ and retaining at least 50% equity interest in those subsidiaries which entered into the banking facilities with the banks. As of December 31, 2011, the Group was in compliance with all covenants.

As of December 31, 2011 and 2010, the total outstanding bank borrowings amounted to RMB854,234 (USD135,724) and RMB505,888, respectively. The weighted average interest rate on outstanding bank borrowings as of December 31, 2011 was 2.2% (2010: 2.1%). The aggregate amount of funds secured as pledged deposits with the respective banks as of December 31, 2011 and 2010 amounted to RMB431,695 (USD68,589) and RMB332,050, respectively.

As of December 31, 2011 and 2010, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) amounted to RMB318,319 (USD50,576) and RMB192,303, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
10.	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

USA

The Company is incorporated in the Cayman Islands. After the completion of the redomestication merger on August 4, 2011, the Company is deemed to have taken up the tax status of Cogo Maryland for United States federal income tax purposes, and is, accordingly, subject to United States federal income tax at a tax rate of 34%.

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s subsidiaries, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated in Hong Kong are subject to Hong Kong Profits Tax. The applicable profits tax rate is 16.5% for 2009, 2010 and 2011. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress passed the Corporate Income Tax law (the “CIT law”) which revised the PRC statutory income tax rate to 25%. The CIT law was effective on January 1, 2008. Accordingly, the Company’s PRC subsidiaries are subject to income tax at 25% effective from January 1, 2008 unless otherwise specified.

Prior to January 1, 2008, Shenzhen Comtech, Comtech Communication, Comtech Software, Comloca, Epcot, Huameng PRC and Viewtran PRC (collectively the “Shenzhen Subsidiaries”), being entities located in the Shenzhen Special Economic Zone, were entitled to the preferential tax rate of 15%. In addition, the Shenzhen Subsidiaries, being production oriented foreign investment enterprises, were each entitled to a tax holiday of two-year tax exemption followed by three-year 50% tax reduction starting from the first profit making year from the PRC tax perspective (“2+3 tax holiday”) under the then effective tax regulations.

The CIT law and its relevant regulations provide a five-year transition period from January 1, 2008 for those companies which were established before March 16, 2007 and were entitled to preferential tax rates under the then effective tax regulations, as well as grandfathering certain tax holidays. The transitional tax rates are 20%, 22%, 24%, 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

Accordingly, the Shenzhen Subsidiaries are entitled to enjoy the transitional rates and continue their tax holidays until they expire. Comloca and Huameng PRC had not commenced their respective tax holidays as of

December 31, 2007 and the CIT law and its relevant regulations require their tax holidays to begin on January 1, 2008.

Based on the above, the Shenzhen Subsidiaries are subject to the following tax rates:

•	Shenzhen Comtech and Comtech Communication are subject to income tax at 20%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

•	Comtech Software is subject to income tax at 10%, 22%, 24% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

•	Comloca and Huameng PRC were tax exempt for 2009. They are subject to income tax at 11%, 12%, 12.5% and 25% for 2010, 2011, 2012 and 2013 onwards, respectively.

•	Viewtran PRC and Epcot are subject to income tax at 10%, 11%, 12% and 25% for 2009, 2010, 2011 and 2012 onwards, respectively.

Further, Mega Sky SZ and Mega Smart SZ, being software and integrated circuit design enterprises, are each granted a 2+3 tax holiday during 2010. As a result, they are tax exempt for 2010 and 2011, and are subject to income tax at 12.5% from 2012 to 2014 and at 25% from 2015 onwards.

(a)	Income / (loss) before Income Taxes and Provision for Income Taxes

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
U.S.	(2,337)	* (14,708)	(13,254)	(14,255)
PRC, excluding Hong Kong	8,011	50,418	145,418	126,278
Hong Kong	(27,476)	(172,931)	(6,990)	(26,154)
Other foreign jurisdictions	(71)	(445)	(270)	(230)

	(21,873)	(137,666)	124,904	85,639

* The amount includes RMB7,008 losses incurred subsequent to the redomestication merger on August 4, 2011, which is considered subject to United States federal income tax.

The provision for income taxes consists of the following:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	1,308	8,228	13,361	9,020
Hong Kong	1,279	8,048	3,819	4,687
Deferred tax
PRC, excluding Hong Kong	—	—	—	(172)
Hong Kong	(751)	(4,723)	(5,331)	(4,328)

Income tax expense	1,836	11,553	11,849	9,207

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes and extraordinary item	(21,873)	(137,666)	124,904	85,639

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	(5,468)	(34,417)	31,226	21,409
Effect of PRC preferential income tax rate	(75)	(471)	(2,123)	(6,227)
Effect of PRC tax holiday	(5,394)	(33,947)	(26,511)	(29,501)
PRC R&D bonus deduction	(257)	(1,617)	—	—
Tax rate differential for U.S and Hong Kong entities	2,125	13,375	(599)	19
Entities of other foreign jurisdictions not subject to income tax	18	112	68	58
Change in valuation allowance	(245)	(1,544)	5,982	3,826
Non-taxable items:
Interest income	(10)	(63)	(12)	(416)
Foreign exchange gain	(9)	(56)	(112)	(2,418)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(d))	—	—	(8,939)	—
Non-deductible items:
Impairment loss of goodwill	6,856	43,146	3,535	—
Provision for inventory write-down	—	—	2,112	646
Allowance for doubtful accounts	61	384	—	5,311
Share-based compensation	2,650	16,679	7,144	11,809
Professional fees	391	2,462	—	—
Other non-deductible items	95	595	63	25
Deemed income for income tax purposes	1,098	6,915	15	4,666

Income tax expense	1,836	11,553	11,849	9,207

The PRC tax rate has been used because the Company’s principle operations are in the PRC. The effects of the tax holiday are RMB33,947 (USD5,394), RMB26,511 and RMB29,501 for the years ended December 31, 2011, 2010, and 2009, respectively (equivalent to basic earnings per share amount of RMB0.92 (USD0.15), RMB0.71 and RMB0.81 and a diluted earnings per share amount of RMB0.92 (USD0.15), RMB0.69 and RMB0.78 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)	Deferred Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2011	2011	2010
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	1,570	9,880	11,424
Valuation allowance	(1,570)	(9,880)	(11,424)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(4,040)	(25,427)	(13,777)

Net deferred tax liability	(4,040)	(25,427)	(13,777)

The (decrease) increase in valuation allowance during the years ended December 31, 2011, 2010 and 2009 were RMB(1,544) (USD(245)), RMB5,646 and RMB4,320, respectively. Full valuation allowances were provided for entities with cumulative losses as of December 31, 2011 and 2010.

As of December 31, 2011, for United States federal income tax purposes, the Company had net tax loss carryforwards of approximately USD340 which will expire at various dates through 2031.

As of December 31, 2011, the Company’s PRC and Hong Kong subsidiaries had tax loss carryforwards of approximately RMB31,542 (USD5,012) and RMB7,886 (USD1,253), respectively. The tax losses for the PRC subsidiaries amounting to RMB4,015, RMB5,160, RMB2,331 and RMB20,036 will expire in 2013, 2014, 2015 and 2016 respectively. The tax loss for the Hong Kong subsidiary does not expire under the current Hong Kong tax legislation.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its non-U.S. subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Company’s plan of reinvesting permanently its earnings in its non-U.S. business, the Company has not provided for deferred income tax liabilities of RMB390,129 (USD61,985) and RMB320,987 (which does not include any potential qualified foreign tax credits or potential PRC dividend withholding taxes), for U.S. federal income tax purposes on its overseas subsidiaries’ undistributed earnings of RMB1,147,438 (USD182,310) and RMB944,078 as of December 31, 2011 and 2010, respectively.

(c)	Accounting for unrecognized tax benefits

As of January 1, 2009 and for each of the years ended December 31, 2009, 2010 and 2011, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. Accordingly, no interest or penalties related to unrecognized tax benefits were accrued.

The Company and its subsidiaries file income tax returns in the United States, PRC and Hong Kong. The Company could be subject to U.S. federal income tax examination by tax authorities for years beginning in 2008. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD16). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2006. The tax returns for the Company’s Hong Kong subsidiaries are currently open to examination by the Hong Kong tax authorities for the tax years beginning in 2005.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	2011	2011	2010
	USD	RMB	RMB
Legal and professional fees	388	2,438	2,749
Accrued staff related costs	1,924	12,109	7,750
Other accruals	1,278	8,046	5,082

	3,590	22,593	15,581

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
12.	SHARE-BASED COMPENSATION

(a)	Options and stock warrants assumed under the redomestication merger

On August 4, 2011, upon completion of the redomestication merger, the Company assumed the obligations to provide for the issuance of the Company’s ordinary shares rather than the common stock of Cogo Maryland upon the exercise of all outstanding options to purchase shares of Cogo Maryland common stock and all other outstanding equity awards granted under equity plans to directors, employees and consultants under Cogo Maryland’s 2004 Incentive Plan, 2006 Incentive Plan and the 2009 Incentive Plan.

(b)	Options and stock warrants assumed under the Share Exchange Agreement

Under the Company’s 1995 Stock Option Plan for Outside Directors (the “Directors’ Plan”), the Company issued options to non-employee director of Trident Rowan Group Inc. (“Trident”) to purchase 115,000 shares of the Company’s common stock. As of January 1, 2009, 100,000 options remained outstanding and were all exercised in 2009 before their expiry date of July 1, 2009. The options granted under the Directors’ Plan had a weighted average exercise price per option of USD3.00.

The Company granted fully exercisable stock warrants to non-employee director of Trident to purchase up to 925,417 shares of its common stock. As of January 1, 2009, 19,999 stock warrants with a weighted average exercise price per stock warrant of USD2.76 each remained outstanding and expired on July 1, 2009.

(c)	2004 Incentive Plan

On August 3, 2004, the Board of Directors adopted the 2004 Stock Incentive Plan (the “2004 Incentive Plan”) pursuant to which 2,500,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, non-vested shares and performance shares. The purpose of the 2004 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2004 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2004 Incentive Plan is early terminated by the Board.

Stock options

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2009	1,192,269	4.09
Exercised	—	—

Balance as of December 31, 2009	1,192,269	4.09
Exercised	(7,500)	5.53

Balance as of December 31, 2010	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08	3.01	—

The intrinsic value of options exercised during the year ended December 31, 2010 was USD12.

Non-vested equity share unit

A summary of non-vested equity share unit activity is as follows:

	Shares	Weighted average grant-date fair value
		USD
Balance as of January 1, 2009	464	9.14
Vested	(464)	9.14

Balance as of December 31, 2009, 2010 and 2011	—	—

The total fair value of equity share units vested during the year ended December 31, 2009 was USD4. The equity share units were fully vested and exercised as of December 31, 2010 and 2011.

(d)	2006 Incentive Plan

On December 20, 2006, the Board of Directors adopted the 2006 Equity Incentive Plan (the “2006 Incentive Plan”) pursuant to which 4,800,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2006 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2006 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2006 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD

Balance as of January 1, 2009	2,281,437	5.56
Granted on January 14, 2009 (note i)	500,000	5.50
Vested	(1,472,273)	5.42

Balance as of December 31, 2009	1,309,164	5.70
Granted on January 29, 2010 (note ii)	932,763	6.36
Vested	(1,455,462)	5.56

Balance as of December 31, 2010	786,465	6.74
Vested	(397,812)	7.10
Balance as of December 31, 2011	388,653	6.36

Note i	The stock awards vest in equal quarterly installments over a period of one year from the date of grant.

Note ii	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

The total fair value of the above equity share units vested during the years ended December 31, 2011 and 2010 and 2009 were USD2,826, USD8,094 and USD7,986, respectively. As of December 31, 2011 and 2010, the aggregate fair value of all non-vested equity share units were USD2,472 and USD5,297, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 13 months (2010: 24 months).

Performance shares

A summary of performance shares activity is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2009	425,000	14.08
Vested	(5,000)	16.03

Balance as of December 31, 2009	420,000	14.06
Vested	(5,000)	16.03
Expired	(415,000)	14.03
Balance as of December 31, 2010 and 2011	—	—

The grant-date fair value of performance shares vested was USD80 for each of the years ended December 31, 2010 and 2009.

(e)	2009 Incentive Plan

On November 9, 2009, the Board of Directors adopted the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) pursuant to which 6,000,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2009 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2009 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2009 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2010	—	—
Granted on January 29, 2010 (note i)	1,167,237	6.36
Granted on September 23, 2010 (note i)	750,000	6.04
Granted on October 31, 2010 (note ii)	53,025	7.61
Vested	(354,310)	6.30
Balance as of December 31, 2010	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note iii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards vest in equal quarterly installments over a period of two years from the date of grant.

Note iii	The stock awards were fully vested on the date of grant.

The total fair value of the above equity share units vested during the years ended December 31, 2011 and 2010 were USD7,351 and USD2,233, respectively. As of December 31, 2011 and 2010, the aggregate fair value of all non-vested equity share units were USD14,022 and USD10,124, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 21 months and 28 months, respectively.

Shares with performance and market conditions

A summary of shares activity is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85

Balance as of December 31, 2011	640,000	6.34

Note i	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

The grant-date fair value of performance shares vested was USD177 for the year ended December 31, 2011.

(f)	Share-based compensation of Comtech Broadband

On December 31, 2010, the Group entered into an agreement to award 6,000,000 shares of Comtech Broadband’s common stock (“Equity Shares”) to an employee of Comtech Broadband (the “Comtech Broadband Stock Grant”). The purpose of the Comtech Broadband Stock Grant is to provide additional incentive to the employee. The Comtech Broadband Stock Grant was immediately vested upon grant.

The fair value of the above equity shares vested during the year ended December 31, 2010 was USD4,800. The Group performed a contemporaneous valuation of the equity by an unrelated valuation specialist using the income approach. The fair value is based on a discounted future cash flow that uses the Group’s estimates of revenue, driven by assumed market growth rates, and estimated costs as well as appropriate discount rates. Since Comtech Broadband is a private company, the Group applied a 20% marketability discount in carrying out the valuation. These estimates are consistent with the plans and estimates that the Group use to manage the business. Determining the fair value of the above Equity Shares requires making complex and subjective judgments and there is inherent uncertainty in making these estimates.

EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS / (LOSS) PER SHARE
13.	EARNINGS / (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the year ended December 31:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Income / (loss) before extraordinary item	(24,883)	(156,605)	112,375	73,487
Extraordinary item	—	—	—	6,737

Net income / (loss) attributable to Cogo Group, Inc.	(24,883)	(156,605)	112,375	80,224
Denominator:
Basic weighted average shares		37,094,995	37,275,427	36,541,037
Effect of dilutive non-vested equity share units, performance shares, options and warrants		—	913,387	1,132,314

Diluted weighted average shares		37,094,995	38,188,814	37,673,351

Income / (loss) before extraordinary item	(0.67)	(4.22)	3.01	2.01
Extraordinary item	—	—	—	0.19

Basic earnings / (loss) per share	(0.67)	(4.22)	3.01	2.20

Income / (loss) before extraordinary item	(0.67)	(4.22)	2.94	1.95
Extraordinary item	—	—	—	0.18

Diluted earnings / (loss) per share	(0.67)	(4.22)	2.94	2.13

As of December 31, 2011, no potential common shares were dilutive because of the net loss, therefore basic and dilutive EPS are the same. Non-vested equity share units, performance shares, and options and warrants amounting to 234 thousand and 661 thousand, as of December 31, 2010 and 2009, respectively are excluded from the Company’s dilutive computation as their effect would be anti-dilutive.

OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENT INFORMATION
14.	OPERATING SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

The Company determined it has two operating segments: Product Sales and Service Revenue.

The Product Sales segment primarily consists of the sale of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets. The Service Revenue segment primarily include the provision of technology and engineering services, business process outsourcing, network system integration and related training and maintenance services. Segment revenue from external customers does not include intra-segment revenue. Unallocated expenses include items such as corporate staff costs and overheads. Unallocated assets mainly include cash for corporate use.

Substantially all of the Group’s operations are in the PRC. Consequentially, no geographic information is presented.

The following is the segment information for the year ended December 31, 2011:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	3,554,401	—	—	3,554,401
Inter-segment revenue	—	11,861	—	11,861
	3,554,401	11,861	—	3,566,262

Income / (Loss) from operations	(10,731)	(38,939)	(82,772)	(132,442)
Interest expense	(20,152)	—	—	(20,152)
Interest income	14,802	126	—	14,928
	(16,081)	(38,813)	(82,772)	(137,666)
Earnings / (loss) before income taxes and extraordinary item

Income tax expense	10,492	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	34,248	562	—	34,810
– Provision for inventory write-down	63	—	—	63
– Provision for doubtful accounts	2,325	—	—	2,325
– Share-based compensation cost	—	—	66,723	66,723
– Impairment loss of goodwill (Note 8)	189,296	47,649	—	236,945

Segment assets	2,544,840	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	9,932	103	—	10,035
– Intangible assets (Note 7)	98,527	—	—	98,527
– Goodwill (Note 7)	61,509	—	—	61,509

The following is the segment information for the year ended December 31, 2010:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	2,554,991	34,527	—	2,589,518
Inter-segment revenue	—	18,780	—	18,780

	2,554,991	53,307	—	2,608,298

Income from operations	196,986	6,437	(83,805)	119,618
Interest expense	(9,407)	—	—	(9,407)
Interest income	14,597	66	30	14,693

Earnings before income taxes and extraordinary item	202,176	6,503	(83,775)	124,904

Income tax expense	9,770	2,079	—	11,849
Significant non-cash items:
– Depreciation and amortization	27,275	672	—	27,947
– Provision for inventory write-down	9,600	—	—	9,600
– Provision for doubtful accounts	2	—	—	2
– Share-based compensation cost	31,680	—	69,250	100,930
– Impairment loss of goodwill and intangible assets (Note 7(d) and 8)	21,422	—	—	21,422
– Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (Note 7(d))	(43,676)	—	—	(43,676)

Segment assets	2,298,459	21,995	1,563	2,322,017

Total expenditures for additions to long-lived assets
– Property and equipment	6,356	539	—	6,895

The following is the segment information for the year ended December 31, 2009:

	Product Sales RMB	Service Revenue RMB	Unallocated RMB	Total RMB
Net revenue
Segment revenue from external customers	2,066,815	29,401	—	2,096,216
Inter-segment revenue	513	5,978	—	6,491

	2,067,328	35,379	—	2,102,707

Income from operations	145,881	531	(73,300)	73,112
Interest expense	(1,963)	—	—	(1,963)
Interest income	14,482	8	—	14,490

Earnings before income taxes and extraordinary item	158,400	539	(73,300)	85,639

– Income tax expense	6,846	2,361	—	9,207

Significant non-cash items:
– Depreciation and amortization	31,347	3,000	—	34,347
– Provision for inventory write-down	3,588	2,777	—	6,365
– Provision for doubtful accounts	35,992	—	—	35,992
– Share-based compensation cost	—	—	59,045	59,045
– Extraordinary item (Note 7(d))	6,737	—	—	6,737

Segment assets	1,851,356	66,444	3,727	1,921,527

Total expenditures for additions to long-lived assets
– Property and equipment	2,094	335	—	2,429
– Intangible assets (Note 7)	50,526	—	—	50,526
– Goodwill (Note 7)	80,226	—	—	80,226

Revenues from external customers by product category are summarized as follows:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Net revenue
Product Sales
Digital media	238,816	1,503,082	1,474,238	1,267,124
Telecommunications equipment	209,436	1,318,176	630,149	523,940
Industrial Business	116,485	733,143	450,604	275,751

	564,737	3,554,401	2,554,991	2,066,815
Service Revenue	—	—	34,527	29,401

Total net revenue	564,737	3,554,401	2,589,518	2,096,216

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2011
STATUTORY RESERVES
15.	STATUTORY RESERVES

According to laws applicable to the foreign investment enterprises in the PRC and the Articles of Association of certain subsidiaries of the Company in the PRC (the “PRC subsidiaries”), the PRC subsidiaries are required to appropriate part of their net profits as determined in accordance with the accounting principles and the relevant financial regulations applicable to enterprises limited by shares as established by the Ministry of Finance of the PRC (“PRC GAAP”) to various reserves. These include general reserves, statutory surplus reserve and statutory public welfare fund.

For general reserve, appropriation to general reserve is at the discretion of the board of directors of the relevant PRC subsidiaries. The reserve can only be used for specific purposes and is not distributable as cash dividends.

For statutory surplus reserve, 10% of the net profit, as determined in accordance with PRC GAAP, of the relevant PRC subsidiaries is transferred to the statutory surplus reserve until the reserve balance reaches 50% of the registered capital of the relevant PRC companies. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholders or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issue is not less than 25% of the registered capital.

For statutory public welfare fund, 5% to 10% of the net profit, as determined in accordance with PRC GAAP, of the relevant PRC subsidiaries is transferred to the statutory public welfare fund. This fund can only be utilized on capital items for the collective benefit of the employees such as the construction of dormitories, canteen and other staff welfare facilities. The fund is non-distributable other than on liquidation. The transfer to this fund must be made before distribution of dividends to shareholders can be made.

The accumulated balance of these statutory reserves maintained at the Company’s PRC subsidiaries as of December 31, 2011 and 2010 were RMB55,298 (USD8,786) and RMB51,542, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

(a)

Acquisition on Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000. The note can be convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because the closing conditions that required Goldshare to transfer certain businesses to newly incorporated entities is not yet completed.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

(b)	The Group leases its office facilities under non-cancellable operating leases. The leases have remaining terms up to thirty months. Rental expense was RMB11,197 (USD1,779), RMB10,491 and RMB9,682 for the years ended December 31, 2011, 2010, and 2009, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2011 were as follows:

	USD	RMB
Year ending December 31,
2012	1,707	10,745
2013	943	5,935
2014	109	685

Total	2,759	17,365

(c)	As of December 31, 2011, the Group has outstanding purchase orders for components from suppliers in the amount of approximately RMB643,876 (USD102,302). The Group does not have any minimum purchase obligations with these suppliers. Other than as disclosed above, the Group had no other contractual obligations, off-balance sheet guarantees or arrangements as of December 31, 2011.
(d)	As of December 31, 2011, outstanding accounts receivable factored with banks for which the Group has retained a recourse obligation amounting to RMB259,309 (USD41,200).
(e)	As of December 31, 2011, outstanding bills discounted with banks for which the Group has retained a recourse obligation amounting to RMB12,162 (USD1,932).
(f)	As of December 31, 2011, the Group has entered into a land use right agreement with the PRC government in Shenzhen. The Group has paid RMB19,307 (USD3,068) as deposit for the purchase of land use right. Pursuant to the land use right agreement, the Group is required to develop on the piece of land a new headquarter for research and development purposes for the Group and the Group is required to contribute a minimum of RMB500,000 (USD79,442) for the land development.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2011
CONCENTRATION OF RISK
17.	CONCENTRATION OF RISK

Revenue concentration

A substantial percentage of the Group’s sales are made to the following customers. Details of the customers accounting for 10% or more of total net revenue are as follows:

	2011	2010	2009
Customer A	29%	26%	22%
Customer B	*	*	10%

The total amount of revenues from each customer accounting for 10% or more of total net revenue is as follow:

	2011	2011	2010	2009
	USD	RMB	RMB	RMB
Customer A	165,223	1,039,896	672,641	458,266
Customer B	*	*	*	218,399

All of the Group’s customers with sales over 10% are within the Product Sales segment.

Details of the accounts receivable from the two customers with the largest receivable balances as of December 31, 2011 and 2010 are as follows:

	% of accounts receivable
	2011	2010
Customer A	13%	15%
Customer B	*	*
	13%	15%

*	Accounted for less than 10% of total net revenue in the respective year.

Dependence on suppliers

The Group typically rely on a limited number of key suppliers, and many customized module design solutions that are developed by the Group are designed around technology components provided by these suppliers. The Group typically does not have long-term supply agreements or other forms of exclusive arrangements with these suppliers. If the Group loses a key supplier or a supplier reduces the quantity of products it sells to the Group, it does not maintain a sufficient inventory level of products required or is otherwise unable to meet the demand for its components, the Group may have to expend significant time, effort and other resources to locate a suitable alternative supplier and secure replacement components. If suitable replacement components are unavailable, the Group may be forced to redevelop certain of its solutions, which ultimately may not be accepted by the customers.

A substantial percentage of the Group’s purchases are made from the following suppliers. Details of the major suppliers are as follows:

	2011	2010	2009
Supplier A	41.1%	37.7%	36.3%
Supplier B	8.1%	9.3%	10.1%
Supplier C	7.8%	8.2%	9.7%
Supplier D	7.8%	7.1%	9.4%

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
18.	EMPLOYEE BENEFIT PLANS

Certain employees of the Group in the PRC are entitled to retirement benefits based on their salaries and length of service upon retirement in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Group is required to make contributions to the government-managed retirement plan at 6.5% to 9% of the monthly basic salaries of certain employees. The contribution expense for the years ended December 31, 2011, 2010 and 2009 was RMB11,792 (USD1,874), RMB7,770 and RMB5,354, respectively.

The Group operates a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The assets of the MPF scheme are held by independent trustees and are separated from those of the Group’s assets. Under the MPF scheme, the employer and its employees are each required to make contributions to the plan at 5% of the employees’ relevant income, subject to a cap of monthly relevant income of HKD20. Contributions to the plan by the employee vest immediately. The contributions paid by the Group for the years ended December 31, 2011, 2010 and 2009 were RMB340 (USD54), RMB321 and RMB285, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS
19.	FAIR VALUE MEASUREMENTS

The fair values of pledged bank deposits, accounts receivable, accounts payable, bank borrowings, and accrued expenses and other liabilities approximated the respective carrying amounts because of the short maturity of these instruments. The Group adopted ASC 820-10, Fair Value Measurements and Disclosures for the nonfinancial assets and liabilities that are remeasured at fair value on a nonrecurring basis.

Level 1

Observable inputs, such as quoted market prices in active markets for the identical asset or liability that are accessible at the measurement date.

Level 2

Inputs, other than quoted market prices included in Level 1, that are observable either directly or indirectly for the asset or liability.

Level 3

Unobservable inputs that reflect the entity’s own assumptions about the exit price of the asset or liability. Unobservable inputs may be used if there is little or no market data for the asset or liability at the measurement date.

In calculating the goodwill impairment (note 8(c)), the Company adopted the combination of market and income approach with level 3 inputs and determined that the carrying amounts of goodwill are impaired to their respective implied fair values of nil as of December 31, 2011. In calculating goodwill impairment for Long Rise (note 7(d)), the Company adopted the income approach. The Company’s goodwill of Long Rise as measured and disclosed as a level 3 input at fair value on a nonrecurring basis was nil as of December 31, 2010.

The Company also applied the income approach with level 3 inputs in measuring and disclosing the fair value of the share-based compensation of Comtech Broadband (note 12(f)).

FOREIGN CURRENCY RISK	12 Months Ended
Dec. 31, 2011
FOREIGN CURRENCY RISK
20.	FOREIGN CURRENCY RISK

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

The PRC subsidiaries conduct their business substantially in the PRC, and their financial performance and position are measured in terms of RMB. Any devaluation of the RMB against the USD would consequently have an adverse effect on the financial performance and asset values of the Group when measured in terms of USD. The PRC subsidiaries’ products are primarily procured, sold and delivered in the PRC for RMB. Thus, their revenues and profits are predominantly denominated in RMB.

INTEREST RATE RISK	12 Months Ended
Dec. 31, 2011
INTEREST RATE RISK
21.	INTEREST RATE RISK

The Group is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Group’s future interest expense will fluctuate in line with any change in borrowing rates. The Group does not have any derivative financial instruments as of December 31, 2011 and 2010 and believes its exposure to interest rate risk is not material.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

(a)	Credit facility

Effective March 2, 2012, the Group entered into an amendment (the “Amendment”), dated December 19, 2011, to its factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) dated April 28, 2010, as amended effective December 31, 2010 (the “Factoring Agreement”). See note 3.

Pursuant to the terms of the Amendment, the line of credit granted by BOC in the Factoring Agreement was increased to RMB472,043 (USD75,000). The factoring facility bears an interest rate of 2.5% per annum above the HIBOR or USD LIBOR, depending on the currency in which the borrowings are denominated.

(b)	Proposed acquisition of certain subsidiaries of the Group by the Chief Executive Officer and Chairman

On March 15, 2012, Chief Executive Officer and Chairman of the Company, Jeffrey Kang, proposed to the Company’s Board of Directors that he would purchase a series of operating entities of the Group, including Comtech (China) Holding, Comtech Communication Technology (Shenzhen) Company Limited, Comtech Communication Technology (Hong Kong) Company Limited, Comtech Software Technology (Shenzhen) Company Limited, Comtech (HK) Holding, Comtech International (HK) Company Limited, Hong Kong JJT Limited, Alphalink Global Limited and Epcot Multimedia Technology (Shenzhen) Limited. Under the proposal, the total purchase price is to be based on the results of an appraisal by an independent appraisal firm. The Company’s Board of Directors has authorized the audit committee which is comprised of the independent directors to review the proposed transaction.